Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40678
Entity Registrant Name	EUDA Health Holdings Limited
Entity Central Index Key	0001847846
Entity Address, Address Line One	1 Pemimpin Drive #12-06
Entity Address, City or Town	One Pemimpin
Entity Address, Country	SG
Entity Address, Postal Zip Code	576151
City Area Code	+65
Local Phone Number	6268 6821